Goodwill and Intangible Assets (Details) - Schedule of below-market contract liability $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Below Market Contract Liability Abstract
Gross Liability	$ 146,990
Accumulated Amortization	4,360
Net	$ 142,630